UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

✔	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported): February 9, 2017

Commission File Number of securitizer: Not Applicable

Central Index Key Number of securitizer: 0001657432

GFT Procurements II, LLC

Loren J. Morris

(312) 508-4084

_______________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [✔]

__ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _____________________________

_______________________________________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________________

Central Index Key Number of underwriter (if applicable): ______________________

_______________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), GFT Procurements II, LLC hereby indicates by check mark that there is no activity to report for the period beginning January 1, 2016 and ending December 31, 2016.

Item 1.03. Notice of Termination of Duty to File Reports under Rule 15Ga-1

GFT Procurements II, LLC has no asset-backed securities outstanding held by non-affiliates (“Outstanding”). The date of the last payment on the last asset-backed security Outstanding that was issued by, or issued by an affiliate of, GFT Procurements II, LLC, was December 27, 2016.

Pursuant to Rule 15Ga-1(c)(3), GFT Procurements II, LLC hereby provides notice that its duty under Rule 15Ga-1(c)(2) to file periodically the disclosures required by Rule 15Ga-1(a) is terminated.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GFT PROCUREMENTS II, LLC

(Securitizer)

By: GFT Acquisitions II, LLC, its sole Member

By: Fay Investments, LLC, its Managing Member

By: /s/ Loren J. Morris

Name: Loren J. Morris

Title: Authorized Signatory

Date: February 9, 2017